SCHEDULE OF FAIR VALUE OF AGGREGATED NET ASSETS ACQUIRED (Details) - USD ($)	Nov. 20, 2024	Sep. 17, 2024	Apr. 03, 2023
Cash and cash equivalents	$ 1,489,581	$ 11,707,417
Inventories	259,086
Prepaid expenses and other current assets	114,379	416,799
Property and equipment, net	650,119
Other assets	352,802
Accounts payable	(399,037)	$ (1,108)
Advances from customers	(726,857)
Income tax payable	(47,229)
Net assets acquired	$ 5,725,590
Kijimadairakanko Inc [Member]
Cash and cash equivalents			$ 729,580
Accounts receivable			36,389
Inventories			17,636
Prepaid expenses and other current assets			5,717
Property and equipment, net			889,397
Other assets			30,983
Accounts payable			(143,340)
Advances from customers			(647,061)
Income tax payable			(1,250)
Long-term loans			(205,494)
Net assets acquired			$ 712,557